Interest-bearing loans and borrowings - Bank loans (Details)										11 Months Ended	12 Months Ended
	Apr. 25, 2017 USD ($) installment	Dec. 21, 2016 USD ($)	Apr. 13, 2015 USD ($)	Mar. 03, 2015 USD ($)	Dec. 23, 2014 USD ($)	Dec. 22, 2014 USD ($)	Oct. 22, 2014 USD ($)	Oct. 13, 2014 USD ($) ship	Mar. 25, 2014 USD ($) ship	May 13, 2016 ship	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 30, 2017 USD ($)	Dec. 16, 2016 USD ($) ship	Nov. 09, 2015 USD ($)	Aug. 19, 2015 USD ($) ship
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											$ 710,993,000	$ 774,015,000	$ 1,367,871,000
New loans											526,024,000	740,286,000	931,270,000
Outstanding											848,710,000	1,085,562,000	1,052,448,000
Periodic payment											43,743,000	60,015,000
VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship										4
Secured loan facility due 2017
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities							$ 300,000,000
Senior secured credit facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount									$ 500,000,000.0
Borrowings term									6 years
Repayments of borrowings, classified as financing activities		$ 500,000,000
Senior secured credit facility due 2020 | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels used as collateral | ship									15
Senior secured credit facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate									2.75%
Senior secured credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount								$ 340,000,000.0
Borrowings term								7 years
New loans			$ 50,400,000	$ 53,400,000	$ 50,300,000	$ 60,300,000
Senior secured credit facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											111,700,000	207,300,000
Senior secured credit facility due 2021 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels used as collateral | ship								8
Senior secured credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								2.25%
Non-amortizing revolving credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount								$ 148,000,000.0			148,000,000	148,000,000
Outstanding											0	63,700,000
Non-amortizing revolving credit facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 0	$ 63,700,000
Non-amortizing revolving credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											2.25%	2.25%
Secured term loan facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount								192,000,000.0			$ 192,000,000	$ 192,000,000
Outstanding											111,666,000	143,571,000
Secured term loan facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 110,156,000	$ 141,501,000
Secured term loan facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											2.25%	2.25%
Bank loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities								153,100,000
Outstanding											$ 701,091,000	$ 1,085,562,000	$ 1,052,448,000
Periodic payment											43,743,000	60,015,000
Secured loan facility dated April 2009
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities								$ 300,000,000
Senior secured amortizing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount											750,000,000	750,000,000					$ 750,000,000.0
Outstanding											330,000,000	612,050,000
Senior secured amortizing revolving credit facility | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 325,519,000	$ 605,806,000
Senior secured amortizing revolving credit facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																	21
Senior secured amortizing revolving credit facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																	4
Senior secured amortizing revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											1.95%	1.95%					195.00%
Unsecured revolving credit facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount											$ 60,000,000	$ 60,000,000				$ 60,000,000.0
Outstanding											0	0
Unsecured revolving credit facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 0	$ 0
Unsecured revolving credit facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											2.25%	2.25%
Senior secured amortizing revolving credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount											$ 409,500,000.0	$ 409,500,000.0			$ 409,500,000.0
Outstanding											118,000,000	222,036,000
Senior secured amortizing revolving credit facility due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 114,634,000	$ 217,600,000
Senior secured amortizing revolving credit facility due 2023 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship															11
Senior secured amortizing revolving credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											2.25%	2.25%
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount									$ 110,000,000					$ 110,000,000.0
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount	$ 108,500,000.0
Borrowings term	12 years
Outstanding											$ 104,900,000
Number of installment payments | installment	24
Frequency of installment payments	6 months
Periodic payment	$ 3,600,000
Balloon installment to be paid	21,700,000
Borrowing costs capitalised	$ 3,200,000
Repayment notification term	180 days
Commercial Tranche Due 2029 With Margin Rate1.95
Disclosure of detailed information about borrowings [line items]
Face amount	$ 27,100,000.0										27,100,000.0
Margin rate	1.95%
Outstanding											26,911,000	$ 0
Commercial Tranche Due 2029 With Margin Rate1.95 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 24,876,000	0
Commercial Tranche Due 2029 With Margin Rate1.95 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											1.95%
Insured Tranche Due 2029 With Margin Rate 1.50
Disclosure of detailed information about borrowings [line items]
Face amount	$ 81,400,000.0										$ 81,400,000.0
Margin rate	1.50%
Outstanding											78,020,000	0
Insured Tranche Due 2029 With Margin Rate 1.50 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 77,171,000	0
Insured Tranche Due 2029 With Margin Rate 1.50 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate											1.50%
Senior secured credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount									$ 500,000,000
Senior secured credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate									2.25%
Laravotto and Fiorano | Secured bank loans acquired through acquisition
Disclosure of detailed information about borrowings [line items]
Outstanding											$ 48,700,000	$ 57,000,000